UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21622

Thrivent Cash Management Trust

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak, Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments

THRIVENT CASH MANAGEMENT TRUST

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Investment Company (8.5%)	Value
	BlackRock Liquidity Funds FedFund Portfolio
$6,890,000	1.220%	$6,890,000
	Dreyfus Government Cash Management Fund
42,750,000	1.210%	42,750,000

	Total	49,640,000

Principal Amount	U.S. Government Agency Debt (79.4%)[a]	Value
	Federal Agricultural Mortgage Corporation
4,230,000	1.170%, 2/28/2018	4,226,288
	1.410% (FEDL 1M + -1.000%),
3,880,000	7/3/2018[b]	3,880,000
	1.505% (LIBOR 1M + -7.000%),
4,510,000	3/1/2019[b,c]	4,510,000
	Federal Farm Credit Bank
4,719,000	1.110%, 2/20/2018	4,718,331
200,000	1.520%, 6/5/2018	198,953
	1.480% (USBMMY 3M +
5,000,000	5.000%), 12/5/2018[b]	4,999,789
	1.510% (USBMMY 3M +
5,000,000	8.000%), 3/25/2019[b]	4,999,719
	1.430% (FEDL 1M + 1.000%),
1,890,000	4/24/2019[b]	1,889,770
	1.395% (FEDL 1M + -2.500%),
5,000,000	4/25/2019[b]	4,999,691
	1.530% (USBMMY 3M +
6,940,000	10.000%), 7/3/2019[b]	6,939,506
	Federal Home Loan Bank
2,121,000	1.290%, 2/1/2018	2,121,000
12,560,000	1.283%, 2/2/2018	12,559,553
8,500,000	1.310%, 2/5/2018	8,498,763
9,437,000	1.313%, 2/7/2018	9,434,935
13,700,000	1.284%, 2/9/2018	13,696,090
3,000,000	1.285%, 2/12/2018	2,998,822
5,900,000	1.300%, 2/14/2018	5,897,230
1,500,000	1.305%, 2/15/2018	1,499,239
2,500,000	1.300%, 2/16/2018	2,498,646
3,135,000	1.305%, 2/20/2018	3,132,841
14,550,000	1.312%, 2/21/2018	14,539,391
5,000,000	1.300%, 2/22/2018	4,996,208
4,000,000	1.300%, 2/26/2018	3,996,389
5,000,000	1.310%, 2/27/2018	4,995,269
3,700,000	1.340%, 2/28/2018	3,696,282
1,600,000	1.321%, 3/2/2018	1,598,297
750,000	1.314%, 3/7/2018	749,069
3,600,000	1.330%, 3/9/2018	3,595,212
4,800,000	1.325%, 3/12/2018	4,793,110
2,462,000	1.330%, 3/22/2018	2,457,543
4,874,000	1.340%, 3/23/2018	4,864,929
1,000,000	1.380%, 3/28/2018	997,892
5,000,000	1.420%, 4/13/2018	4,985,997
	1.461% (LIBOR 1M + -10.000%),
3,880,000	12/21/2018[b]	3,880,000
	Overseas Private Investment Corporation
	1.500% (T-BILL 3M FLAT),
2,965,000	2/7/2018[b]	2,965,000
	1.500% (T-BILL 3M FLAT),
8,500,000	2/7/2018[b]	8,500,000
	1.500% (T-BILL 3M FLAT),
5,610,000	2/7/2018[b]	5,610,000
	1.500% (T-BILL 3M FLAT),
4,000,000	2/7/2018[b]	4,000,000

Principal Amount	U.S. Government Agency Debt (79.4%)[a]	Value
	1.500% (T-BILL 3M FLAT),
$3,640,000	2/7/2018[b]	$3,640,000
	1.500% (T-BILL 3M + 7.000%),
9,140,000	2/7/2018[b]	9,140,000
	1.500% (T-BILL 3M FLAT),
10,000,000	2/7/2018[b]	10,000,000
	1.500% (T-BILL 3M FLAT),
11,477,000	2/7/2018[b]	11,477,000
	1.500% (T-BILL 3M FLAT),
10,000,000	2/7/2018[b]	10,000,000
	1.500% (T-BILL 3M FLAT),
43,930,000	2/7/2018[b]	43,930,000
	1.500% (T-BILL 3M FLAT),
4,671,500	2/7/2018[b]	4,671,500
	1.500% (T-BILL 3M FLAT),
4,671,500	2/7/2018[b]	4,671,500
	1.500% (T-BILL 3M FLAT),
55,891,667	2/7/2018[b]	55,891,667
	1.500% (T-BILL 3M FLAT),
4,385,965	2/7/2018[b]	4,385,965
	1.500% (T-BILL 3M FLAT),
82,505,250	2/7/2018[b]	82,505,250
	1.500% (T-BILL 3M FLAT),
11,017,773	2/7/2018[b]	11,017,773
	1.500% (T-BILL 3M FLAT),
4,157,650	2/7/2018[b]	4,157,650
	1.500% (T-BILL 3M FLAT),
4,850,000	2/7/2018[b]	4,850,000
	1.500% (T-BILL 3M FLAT),
6,540,100	2/7/2018[b]	6,540,100
	1.500% (T-BILL 3M FLAT),
6,540,100	2/7/2018[b]	6,540,100
3,950,000	1.692%, 4/12/2018	3,953,697
1,830,000	1.770%, 11/20/2018	1,836,416

	Total	464,128,372

Principal Amount	U.S. Treasury Debt (14.7%)[a]	Value
	U.S. Treasury Bills
10,500,000	1.419%, 3/1/2018	10,488,415
20,225,000	1.353%, 3/22/2018	20,187,749
14,450,000	1.451%, 3/29/2018	14,417,384
13,900,000	1.426%, 4/5/2018	13,865,325
	U.S. Treasury Notes
4,240,000	1.000%, 2/15/2018	4,239,597
4,230,000	2.750%, 2/28/2018	4,234,922
	1.625% (USBMMY 3M +
5,000,000	19.000%), 4/30/2018[b]	5,000,936
	1.609% (USBMMY 3M +
10,000,000	17.400%), 7/31/2018[b]	10,000,376
	1.575% (USBMMY 3M +
3,640,000	14.000%), 1/31/2019[b]	3,640,696

	Total	86,075,400

	Total Investments (at amortized cost) 102.6%	$599,843,772

	Other Assets and Liabilities, Net (2.6)%	(15,233,408)

	Total Net Assets 100.0%	$584,610,364

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes variable rate securities. The rate shown is as of January 31, 2018.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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THRIVENT CASH MANAGEMENT TRUST

Schedule of Investments as of January 31, 2018

(unaudited)

c Denotes investments purchased on a when-issued or delayed delivery basis.	Reference Rate Index:
	FEDL 1M	-	Federal Funds 1 Month Rate
	LIBOR 1M	-	ICE Libor USD Rate 1 Month
	T-BILL 3M	-	U. S. Treasury Bill Rate 3 Month
	USBMMY 3M	-	U. S. Treasury Bill Rate 3 Month Money
Market Yield

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2018, in valuing Cash Management Trust’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Investment Company	49,640,000	49,640,000	–	–
U.S. Government Agency Debt	464,128,372	–	464,128,372	–
U.S. Treasury Debt	86,075,400	–	86,075,400	–
Total Investments at Amortized Cost	$599,843,772	$49,640,000	$550,203,772	$–

There were no significant transfers between Levels during the period ended January 31, 2018. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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NOTES TO SCHEDULE OF INVESTMENTS

as of January 31, 2018

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Investments in open-ended mutual funds are valued at their net asset value at the close of each business day. The Adviser follows procedures designed to help maintain a constant net asset value of $1.00 per share.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) , the various inputs used to determine the fair value of the Trust’s investments are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, and options. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically categorized in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Fund’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.

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Item 2. Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: March 23, 2018	THRIVENT CASH MANAGEMENT TRUST

	By:	/s/ David S. Royal
David S. Royal
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 23, 2018	By:	/s/ David S. Royal
David S. Royal
President

Date: March 23, 2018	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer